January 4, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Municipal Funds, Inc.
-Dreyfus AMT-Free Municipal Bond Fund
-Dreyfus High Yield Municipal Bond Fund

 1933 Act File No.: 33-42162
 1940 Act File No.: 811-06377
 CIK No.: 0000878092

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 29, 2015, except as reflected in the Supplement to the Prospectus of Dreyfus Municipal Funds, Inc. which was filed pursuant to 497(e) on December 31, 2015.

Please address any comments or questions to my attention at 212-922-8216.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Paralegal